Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 15,492	$ 892,139		$ 8,585	$ 146,538	$ 1,062,754
Issuance of shares of ESPP	4	432				436
Exercise of share options	364	25,409				25,773
Stock-based compensation		21,054				21,054
Excess tax benefit (shortfall) from share-based payment arrangements		(18)				(18)
Restricted shares vesting in respect of Actimize acquisition	15	48				63
Other comprehensive income				1,991		1,991
Net income					48,707	48,707
Total comprehensive income						50,698
Balance at Dec. 31, 2010	15,875	939,064		10,576	195,245	1,160,760
Assumption of restricted share units and options upon the acquisition		1,230				1,230
Issuance of shares of ESPP	5	557				562
Exercise of share options	391	25,683				26,074
Stock-based compensation		21,159				21,159
Excess tax benefit (shortfall) from share-based payment arrangements		372				372
Restricted shares vesting in respect of Actimize acquisition	2	11				13
Treasury shares purchased			(96,318)			(96,318)
Other comprehensive income				(12,471)		(12,471)
Net income					57,263	57,263
Total comprehensive income						44,792
Balance at Dec. 31, 2011	16,273	988,076	(96,318)	(1,895)	252,508	1,158,644
Assumption of restricted share units and options upon the acquisition		3,763				3,763
Issuance of shares of ESPP	5	594				599
Exercise of share options	388	29,584				29,972
Stock-based compensation		23,612				23,612
Excess tax benefit (shortfall) from share-based payment arrangements		104				104
Treasury shares purchased			(107,589)			(107,589)
Other comprehensive income				14,089		14,089
Net income					67,894	67,894
Total comprehensive income						81,983
Balance at Dec. 31, 2012	$ 16,666	$ 1,045,733	$ (203,907)	$ 12,194	$ 320,402	$ 1,191,088